Condensed Interim Unaudited Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Current assets:
Cash	$ 7,089	$ 3,543
Short term deposits		3,547
Other receivables	434	255
Restricted deposit	38	36
Total current assets	7,561	7,381
Non-current assets:
Property, plant and equipment, net	93	77
Right of use assets	191	229
Non-current restricted deposit	23	23
Total non-current assets	307	329
Total assets	7,868	7,710
Current liabilities:
Trade payables	1,090	498
Other payables	1,915	1,228
Total current liabilities	3,005	1,726
Non Current liabilities:
Long term lease liability	104	147
Liability in respect of warrants and pre-funded warrants	6,304	218
Total non current liabilities	6,408	365
Total liabilities	9,413	2,091
Shareholders’ equity:
Ordinary shares
Share premium and capital reserve	28,355	26,405
Accumulated deficit	(29,900)	(20,786)
Total Shareholders’ equity (deficit)	(1,545)	5,619
Total liabilities and shareholders’ equity (deficit)	$ 7,868	$ 7,710